Offerings - Offering: 1	Jul. 16, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary share, par value US$0.0001 per share(1)
Amount Registered | shares	1,691,520,249
Proposed Maximum Offering Price per Unit | $ / shares	0.0127
Maximum Aggregate Offering Price	$ 21,482,307.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,288.95
Offering Note

(1)	The Class A ordinary shares of Uxin Limited (the “Registrant”) registered hereunder are represented by the Registrant’s American depositary shares (“ADSs”), with each ADS representing 300 Class A ordinary share, par value US$0.0001 per share. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-225594).

(2)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2018 Fourth Amended and Restated Share Incentive Plan (the “Plan”) of the Registrant. Any Class A ordinary share covered by an award granted under the Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the Plan.

(3)	Represents Class A ordinary shares to be issued pursuant to the Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$3.80 per ADS (or US$0.0127 per Class A ordinary share), the average of the high and low prices for the Registrant’s ADSs as quoted on the Nasdaq Global Select Market on July 10, 2025.